UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3009

Columbia Funds Trust II
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	03/31/06

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Money Market Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 48.5%
CONSUMER CYCLICAL – 0.8%
Lodging – 0.8%
Boozer Lumber
	LOC: Wachovia Bank
	3.390% 10/01/17(a)	3,700,000	3,700,000
	Lodging Total		3,700,000
	CONSUMER CYCLICAL TOTAL		3,700,000
FINANCIALS – 47.7%
Banks – 6.1%
HBOS Treasury Services PLC
	3.376% 07/29/05(a)(b)	10,000,000	10,000,691
US Bank NA	3.230% 02/17/06(a)	8,000,000	7,999,959
Wells Fargo & Co.
	3.190% 07/14/06(a)(b)	10,000,000	10,000,000
	Banks Total		28,000,650
Diversified Financial Services – 41.6%
20/20 Custom Molded Plastics LP
	LOC: National City Bank
	3.390% 08/01/13(c)	4,250,000	4,250,000
701 Green Valley Associates LLC
	LOC: Fifth Third Bank
	3.410% 01/01/18(c)	2,100,000	2,100,000
ACC Leasing LLC
	LOC: National City Bank
	3.390% 05/01/23(c)	3,334,000	3,334,000
American Express Credit Corp.
	3.230% 07/05/06(a)	13,000,000	13,000,000
Archbishop of Cincinnati Trustee
	LOC: Fifth Third Bank
	3.340% 04/01/23(c)	960,000	960,000
Autumn House at Powder Mill, Inc.
	LOC: SunTrust Bank
	3.300% 02/01/28(b)(c)	3,575,000	3,575,000
Bath Technology Associates Ltd.
	LOC: National City Bank
	3.390% 07/01/17(c)	1,820,000	1,820,000
Beta Finance, Inc.
	3.315% 06/13/06(a)(b)	10,000,000	9,999,402
Congregation Mkor Shalom
	LOC: Wachovia Bank
	3.410% 06/01/23(c)	2,125,000	2,125,000
Crescent Paper Tube Co.
	LOC: Fifth Third Bank
	3.340% 08/01/22(c)	3,640,000	3,640,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Deltime LLC Project
	LOC: National City Bank
	3.390% 02/01/23(c)	2,350,000	2,350,000
Dominican Sisters
	LOC: Fifth Third Bank
	3.340% 10/01/23(c)	3,945,000	3,945,000
Dublin Building LLC
	LOC: National City Bank
	3.390% 11/01/18(c)	1,805,000	1,805,000
General Electric Capital Corp.
	3.340% 07/17/06(a)	13,000,000	13,000,000
Global Properties Holdings, Inc.
	LOC: Fifth Third Bank
	3.300% 05/01/25(a)	2,500,000	2,500,000
Greene River Packing, Inc.
	LOC: Wachovia Bank
	3.410% 11/01/16(c)	1,500,000	1,500,000
Harrier Finance Funding LLC	3.121% 10/25/05(a)(b)	10,000,000	10,000,000
Hudson Montessori School Project
	LOC: National City Bank
	3.390% 07/01/30(c)	3,111,000	3,111,000
Kenwood Lincoln Mercury
	LOC: National City Bank
	3.390% 05/01/15(c)	3,845,000	3,845,000
Kingston Care Center of Sylvania
	LOC: Bank One NA
	3.360% 05/01/33(c)	11,675,000	11,675,000
Lehmann Property Group LLC
	LOC: Fifth Third Bank
	3.340% 04/01/55(c)	2,500,000	2,500,000
Michigan Equity Group LLC
	LOC: Fifth Third Bank
	3.340% 04/01/34(c)	1,350,000	1,350,000
	3.340% 04/01/34(c)	4,540,000	4,540,000
Morgan Stanley & Co., Inc.	3.354% 07/27/06(a)	12,000,000	12,000,000
MRN LP
	LOC: US Bank NA
	3.390% 12/01/33(c)	11,901,000	11,901,000
Pilot Drive Properties LLC
	LOC: JPMorgan Chase Bank
	3.360% 02/01/35(c)	4,000,000	4,000,000
Precision Radiotherapy LLC
	LOC: Fifth Third Bank
	3.340% 08/01/18(c)	2,430,000	2,430,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
PS Greetings, Inc.
	LOC: LaSalle Bank NA
	3.490% 12/01/33(c)	965,000	965,000
Redcay Funding LLC
	LOC: Sun Trust Bank
	3.190% 11/01/25(c)	2,145,000	2,145,000

	3.190% 10/01/30(c)	1,675,000	1,675,000
Royce G. Pulliam M&A LLC
	LOC: Fifth Third Bank
	3.340% 08/01/25(c)	1,060,000	1,060,000
Sedna Finance, Inc.	3.090% 10/14/05(a)(b)	10,000,000	10,000,000
Seventh Avenue Associates
	LOC: National City Bank
	3.390% 01/01/27(c)	3,500,000	3,500,000
Shepherd Capital LLC
	LOC: Fifth Third Bank
	3.460% 03/15/49(c)	1,915,000	1,915,000
Skeletal Properties LLC
	LOC: Fifth Third Bank
	3.340% 11/01/14(c)	2,000,000	2,000,000
Southtown Partners LLC
	LOC: Fifth Third Bank
	3.340% 12/01/44(c)	2,000,000	2,000,000
Springside Corp. Exchange Partners I LLC
	LOC: US Bank NA
	3.390% 02/01/36(c)	2,220,000	2,220,000
Suspa, Inc.
	LOC: Fifth Third Bank
	3.390% 02/01/25(c)	750,000	750,000
Tango Finance Corp.	3.131% 01/17/06(a)(b)	10,000,000	10,000,695
Whistlejacket Capital LLC.	3.070% 05/15/06(a)(b)	3,000,000	2,999,738
White Pine Finance LLC
	3.145% 04/20/06(a)(b)	2,000,000	1,999,837
	3.315% 09/07/05(a)(b)	10,000,000	9,999,259
Young Men’s Christian Association
	LOC: Wachovia Bank N.A.
	3.340% 02/01/24(c)	2,400,000	2,400,000
	Diversified Financial Services Total		192,884,931
	FINANCIALS TOTAL		220,885,581
	Total Corporate Fixed-Income Bonds & Notes (cost of $224,585,581)		224,585,581
Commercial Paper – 26.2%
Amstel Funding Corp.	3.180% 08/22/05(d)	5,000,000	4,977,033

		Par ($)	Value ($)
Commercial Paper – (continued)
Amstel Funding Corp.	3.250% 10/18/05(d)	5,000,000	4,950,799
Atlantis One Funding Corp.	3.250% 09/19/05(d)	6,000,000	5,957,333
Atlantis One Funding Corp.	3.300% 10/04/05(d)	3,000,000	2,974,271
Bavaria TRR Corp.	3.480% 07/01/05(d)	4,300,000	4,300,000
Beta Finance, Inc.	3.330% 10/17/05(b)	7,000,000	6,931,120
Charta Corp.	3.310% 07/11/05(d)	2,000,000	1,998,161
Concord Minutemen Capital Co.	3.300% 10/18/05(b)	5,000,000	4,950,042
Concord Minutemen Capital Co.	3.330% 10/20/05(b)	5,000,000	4,948,663
Dexia Delaware LLC	3.180% 08/24/05	4,000,000	3,981,100
Galaxy Funding, Inc.	3.280% 09/06/05(d)	5,000,000	4,969,478
Galaxy Funding, Inc.	3.370% 09/21/05(d)	7,000,000	6,946,267
Giro Balanced Funding Corp.	3.210% 08/22/05(d)	2,651,000	2,638,708
Giro Balanced Funding Corp.	3.250% 09/23/05(d)	5,000,000	4,962,667
Grampian Funding LLC	3.130% 09/09/05(d)	8,000,000	7,951,311
Ivory Funding Corp.	3.310% 09/12/05(d)	5,000,000	4,966,643
Lake Constance Funding LLC	3.030% 07/07/05(d)	3,100,000	3,098,435
Links Finance LLC	3.179% 08/18/05(b)	5,000,000	4,979,000
Sigma Finance Corp.	2.750% 07/01/05(b)	4,000,000	4,000,000
Stanfield Victoria Finance Ltd.	3.180% 08/08/05(b)	2,750,000	2,740,769
Stanfield Victoria Finance Ltd.	3.100% 07/11/05(b)	3,775,000	3,771,749
Surrey Funding Corp.	3.150% 08/10/05(d)	8,000,000	7,972,000
Surrey Funding Corp.	3.330% 09/16/05(d)	5,000,000	4,964,387
Tango Finance Corp.	3.010% 07/01/05(a)(b)	3,500,000	3,500,000
Whistlejacket Capital Ltd.	3.320% 08/22/05(a)(b)	5,000,000	4,976,889
White Pine Finance LLC	3.060% 07/12/05(b)	3,000,000	2,997,213
	Total Commercial Paper (cost of $121,404,038)		121,404,038
Municipal Bonds – 9.0%
ALABAMA – 0.6%
AL City of Atmore
	Series 2004,
	LOC: Wachovia Bank
	3.390% 01/01/34(c)	2,655,000	2,655,000
	ALABAMA TOTAL		2,655,000
CALIFORNIA – 0.8%
CA Statewide Communities Development Authority Multifamily
	Vineyard Creek Apartments,
	Series 2003,
	LOC: Federal Home Loan Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)

	3.330% 12/01/36(a)	3,700,000	3,700,000
	CALIFORNIA TOTAL		3,700,000
ILLINOIS – 2.1%
IL Finance Authority Revenue
	Midwest Molding Project
	Series 2005
	LOC: Federal Home Loan Bank
	3.390% 07/01/33(c)	7,000,000	7,000,000
IL Upper River Valley Development Authority Industrial Development
	Advance Flexible
	Series 2003 B
	LOC: Lasalle Bank N.A.
	3.380% 06/01/17(c)	2,600,000	2,600,000
	ILLINOIS TOTAL		9,600,000
MINNESOTA – 0.4%
MN Lake City Industrial Development Revenue
	Valley Craft, Inc. Project
	Series 1997
	LOC: US Bank Trust N.A.
	3.430% 10/01/17(c)	2,000,000	2,000,000
	MINNESOTA TOTAL		2,000,000
MISSISSIPPI – 1.1%
MS Business Finance Corp.
	Series 1997 B,
	Conair Corp. Project,
	LOC: Wachovia Bank N.A.
	3.390% 01/14/15(c)	5,000,000	5,000,000
	MISSISSIPPI TOTAL		5,000,000

NEW HAMPSHIRE – 1.5%
NH Business Finance Authority State Guaranteed
	Series 2002 A,
	SPA: Bank of New York
	3.370% 11/01/20(c)	7,100,000	7,100,000
	NEW HAMPSHIRE TOTAL		7,100,000
TENNESSEE – 0.4%
TN Coffee County Industrial Board, Inc. Revenue
	Stamtec, Inc.,
	Series 1999,
	LOC: JPMorgan Chase Bank
	3.410% 09/01/14(c)	1,890,000	1,890,000
	TENNESSEE TOTAL		1,890,000
VIRGINIA – 0.5%
VA Richmond Redevelopment & Housing Authority Project Revenue
	Old Manchester,
	Series 1995 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
	LOC : Wachovia Bank, N.A.
	3.350% 12/01/25(c)	2,310,000	2,310,000
	VIRGINIA TOTAL		2,310,000
WASHINGTON – 1.6%
WA State Housing Finance Commission
	Olympic Place Project,
	Series 2003 B,
	LOC: U.S. Bank NA
	3.260% 11/01/36(c)	3,175,000	3,175,000
	Rainier Court Project,
	Series 2003 B,
	LOC: Federal National Mortgage Association

	3.350% 12/15/36(c)	4,250,000	4,250,000
	WASHINGTON TOTAL		7,425,000
	Total Municipal Bonds (cost of $41,680,000)		41,680,000
Certificates of Deposit – 8.8%
Barclays Bank PLC	3.213% 06/21/06(a)	5,000,000	4,999,394
Canadian Imperial Bank of Canada	3.280% 03/15/08(a)	20,000,000	20,000,000
CS First Boston	3.500% 12/29/05(a)	6,000,000	6,000,597
Unicredito Italiano S.p.A.	3.110% 07/27/05(a)	10,000,000	9,999,522
	Total Certificates of Deposit (cost of $40,999,513)		40,999,513
Government Agencies & Obligations – 8.2%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 8.2%
Federal Home Loan Mortgage Corp.
	3.083% 10/07/05(a)	30,000,000	30,000,000
	3.184% 11/07/05(a)	8,000,000	8,000,000
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS		38,000,000
	Total Government Agencies & Obligations (cost of $38,000,000)		38,000,000
Short-Term Obligation – 0.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a Government Agency maturing 03/24/08, market value of $567,000 (repurchase proceeds $555,048)	555,000	555,000
	Total Short-Term Obligation (cost of $555,000)		555,000

Value ($)
Total Investments – 100.8% (cost of $467,224,132)(e)	467,224,132
Other Assets & Liabilities, Net – (0.8)%	(3,876,600)
Net Assets – 100.0%	463,347,532

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $122,370,067, which represents 26.4% of net assets.

(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at June 30, 2005.

(d)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified instutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At June 30, 2005, these securities amounted to $73,627,493, which represents 16.0% of net assets.

(e)	Cost for federal income tax purposes is $467,224,132.

Acronym	Name

LOC	Letter of Credit
SPA	Stand-by Purchase Agreement
VA	Veterans Administration

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust II

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005